LEASES	12 Months Ended
Jun. 30, 2023
LEASES
LEASES

16.  LEASES

The right-of-use asset was initially measured at the amount of the lease liability plus initial direct costs incurred, adjusted by pre-payments made in relation to the lease. The right-of-use asset was measured at cost less accumulated depreciation and accumulated impairment.

The lease liability was initially measured at the present value of the lease payments payable over the lease term, discounted at the rate implicit in the lease if it can be readily determined. If that rate cannot be readily determined, the Group uses its incremental borrowing rate.

The information about the right-of-use and liabilities related with lease assets is as follows:

	06/30/2023	06/30/2022	06/30/2021
Right-of-use leased asset
Book value at the beginning of the year	15,828,032	3,688,150	2,369,326
Additions of the year	3,154,950	10,429,919	913,321
Additions from business combination	3,005,000	—	—
Disposals	(1,839,921)	—	—
Exchange differences	1,015,131	1,709,963	405,503
Book value at the end of the year	21,163,192	15,828,032	3,688,150

	06/30/2023	06/30/2022	06/30/2021
Depreciation
Book value at the beginning of the year	3,684,006	2,360,490	1,254,729
Depreciation of the year	3,565,894	1,257,538	827,320
Disposals	(171,870)	—	—
Exchange differences	148,587	65,978	278,441
Accumulated depreciation at the end of the year	7,226,617	3,684,006	2,360,490
Total	13,936,575	12,144,026	1,327,660

	06/30/2023	06/30/2022	06/30/2021
Lease liability
Book value at the beginning of the year	11,751,284	1,140,717	1,109,812
Additions of the year	3,154,950	9,937,271	259,427
Additions from business combination	3,245,000	—	—
Interest expenses, exchange differences and inflation effects	(406,494)	1,708,060	500,442
Payments of the year	(3,855,517)	(1,034,764)	(728,964)
Total	13,889,223	11,751,284	1,140,717

	06/30/2023	06/30/2022	06/30/2021
Lease Liabilities
Non-current	10,030,524	10,338,380	390,409
Current	3,858,699	1,412,904	750,308
Total	13,889,223	11,751,284	1,140,717

	06/30/2023	06/30/2022	06/30/2021
Machinery and equipment	3,655,741	828,977	661,544
Vehicles	1,475,581	1,115,087	1,061,184
Equipment and computer software	903,306	742,382	582,101
Land and buildings	15,128,564	13,141,586	1,383,321
	21,163,192	15,828,032	3,688,150
(1)	The incremental borrowing rate used was 3.44%.